Related party transactions (Details) (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012
Net expenses (income) from related parties [Abstract]
Management and administrative fees	$ 9,200,000		$ 4,300,000		$ 21,200,000		$ 18,100,000
Interest expense	14,100,000		12,200,000		38,900,000		30,100,000
Derivative (gains) / losses	5,500,000		2,200,000		(23,100,000)		12,700,000
Bareboat charters	66,100,000		59,900,000		189,500,000		148,600,000
Trading balances due from Seadrill and subsidiaries	49,200,000				49,200,000				39,600,000
Trading balances due to Seadrill and subsidiaries	177,600,000				177,600,000				122,200,000
Revolving credit facility with Seadrill	75,900,000				75,900,000				0
Management fee percentage (in hundredths)					5.00%
Initial term of Management and administrative service agreement					5 years
Written notice period					90 days
Service fee percentage (in hundredths)					5.00%
Receive rate, variable rate basis					LIBOR
Total interest bearing debt	1,216,900,000				1,216,900,000				1,292,700,000
Variable rate basis on debt issuance					LIBOR
Right to purchase T-16 tender rig period					24 months
Indemnification period for omnibus agreement					5 years
Period within which liability arises					3 years
Credit facility, $300 facility [Member]
Net expenses (income) from related parties [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	300,000,000				300,000,000
Maturity period of debt					5 years
Commitment fee percentage (in hundredths)					2.00%
Interest rate added to LIBOR (in hundredths)	5.00%				5.00%
$109.5 Vendor Financing Facility [Member]
Net expenses (income) from related parties [Abstract]
Total interest bearing debt	109,500,000				109,500,000				0
Variable rate basis on debt issuance					LIBOR
Interest rate added to LIBOR (in hundredths)	5.00%				5.00%
$440 Facility [Member]
Net expenses (income) from related parties [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	440,000,000				440,000,000
Total interest bearing debt	95,500,000				95,500,000				100,500,000
Variable rate basis on debt issuance					3 month LIBOR
Interest rate added to LIBOR (in hundredths)	3.25%				3.25%
West Capricorn [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	522,500,000				522,500,000
West Vencedor [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	115,200,000				115,200,000
West Aquarius [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	304,600,000				304,600,000
West Capella [Member]
Net expenses (income) from related parties [Abstract]
Rig financing agreement with Seadrill	295,300,000				295,300,000
Seadrill and Subsidiaries [Member]
Net expenses (income) from related parties [Abstract]
Management and administrative fees	8,500,000	[1],[2]	5,600,000	[1],[2]	21,200,000	[1],[2]	18,100,000	[1],[2]
Rig operating costs	4,100,000	[3]	4,000,000	[3]	14,100,000	[3]	15,400,000	[3]
Insurance premiums	2,400,000	[4]	2,500,000	[4]	6,400,000	[4]	9,200,000	[4]
Interest expense	11,100,000	[5]	15,300,000	[5]	35,300,000	[5]	30,100,000	[5]
Commitment fee	1,200,000	[6]	0	[6]	3,600,000	[6]	0	[6]
Derivative (gains) / losses	5,500,000	[5]	2,200,000	[5]	(23,100,000)	[5]	12,700,000	[5]
Bareboat charters	1,500,000	[7]	0	[7]	5,500,000	[7]	0	[7]
Operating expenses	7,300,000	[8]	0	[8]	7,300,000	[8]	0	[8]
Contract and other revenues due to T-16	(3,700,000)	[8]	0	[8]	(3,700,000)	[8]	0	[8]
Total	37,900,000		30,000,000		66,300,000		85,500,000
Trading balances due from Seadrill and subsidiaries	49,200,000	[9]			49,200,000	[9]			39,600,000	[9]
Trading balances due to Seadrill and subsidiaries	177,600,000	[9]			177,600,000	[9]			122,200,000	[9]
Revolving credit facility with Seadrill	75,900,000	[6]			75,900,000	[6]			0	[6]
Rig financing agreement with Seadrill	1,216,900,000	[10]			1,216,900,000	[10]			1,292,700,000	[10]
Accounts Receivable, Related Parties	3,600,000				3,600,000
Seadrill and Subsidiaries [Member] | Minimum [Member]
Net expenses (income) from related parties [Abstract]
Deductible on environmental and other indemnifications claims	500,000.0				500,000.0
Seadrill and Subsidiaries [Member] | $109.5 Vendor Financing Facility [Member]
Net expenses (income) from related parties [Abstract]
Total interest bearing debt	100,500,000				100,500,000
Seadrill and Subsidiaries [Member] | $440 Facility [Member] | Maximum [Member]
Net expenses (income) from related parties [Abstract]
Deductible on environmental and other indemnifications claims	10,000,000				10,000,000
Nigerian Services Company [Member] | West Polaris [Member]
Net expenses (income) from related parties [Abstract]
Other revenues due to West Polaris	(100,000)	[11]	8,500,000	[11]	(5,400,000)	[11]	0	[11]
Operating expenses	100,000	[11]	(8,100,000)	[11]	5,100,000	[11]	0	[11]
Seadrill Operating LP [Member]
Net expenses (income) from related parties [Abstract]
Net capital contribution	20,000,000				20,000,000
Seadrill Capricorn Holdings LLC [Member]
Net expenses (income) from related parties [Abstract]
Net capital contribution	$ 20,500,000				$ 20,500,000

[1]	Management and administrative service agreement – the Company entered into a management and administrative services agreement with Seadrill Management, a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management will provide to the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee equal to 5% of Seadrill Management’s costs and expenses incurred in connection with providing these services. The agreement has an initial term for five years and can be terminated by provided 90 days written notice.
[2]	Technical and administrative service agreement – the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill’s subsidiaries are charged at cost plus service fee equal to 5% of Seadrill’s costs and expenses incurred in connection with providing these services.
[3]	Rig operating costs – relates to rig operating costs charged by the Angolan service company for West Vencedor.
[4]	Insurance premiums – the Company’s drilling rigs are insured by a Seadrill Group company and the insurance premiums incurred are recharged to the Company.
[5]	Interest expense and loss on derivatives - prior to entering the Rig Financing agreements these costs were allocated to the Company from Seadrill Ltd based on the Company’s debt as a percentage of Seadrill’s overall debt. Upon entering the Rig Financing agreements with Seadrill Limited, the costs and expenses have been incurred by the Company.
[6]	$300 million revolving credit facility – In October 2012 the Company entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance.
[7]	Bareboat Charters - In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of OPCO, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius and a wholly-owned subsidiary of OPCO, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. For the three and nine months ended September 30, 2013, the net effect to OPCO of the bareboat charters is an expense of $1.5 million and $5.5 million respectively.
[8]	Contract revenues and expenses – In connection with our acquisition of the entities that own and operate the T-15 tender rig, we also obtained control of the entity that is contracted to operate the T-16 tender rig. As part of the T-15 acquisition agreement, the revenues and expenses relating to the T-16 are recharged back to Seadrill Limited. During the nine months ended September 30, 2013, we earned contract revenues within our operating company Seadrill International Limited of $3.7 million for the three and nine months ended September 30, 2013 (three and nine months ended September 30, 2012: $0.0 million) relating to the T-16. Related operating expenses were $7.3 million (three and nine months ended September 30, 2012: $0.0 million).
[9]	Trading balances – Receivables and payables with Seadrill and its subsidiaries are comprised primarily of unpaid management fees, advisory and administrative services, as well as, accrued interest and interest rate swap agreements. In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill and its subsidiaries are unsecured, interest free and intended to be settled in the ordinary course of business.
[10]	Rig financing agreement – In September 2012, each of the rig owning subsidiaries of the Company, entered into related party loan agreements with Seadrill in the amount of approximately $522.5 million, $115.2 million, $304.6 million and 295.3 million corresponding to the aggregate principal amount outstanding under the rig facilities allocable to the West Capricorn, the West Vencedor, the West Aquarius and the West Capella, respectively. On May 17, 2013, the Company entered into a new related party loan agreement with Seadrill relating to the T-15 for $100.5 million tranche of Seadrill’s existing $440 million facility. Under the agreement each rig owning subsidiary makes payments of principal and interest directly to Seadrill under each Rig Facility, corresponding to payments of principal and interest due under each Rig Facility that are allocable to the West Capricorn, the West Vencedor, the West Aquarius, the West Capella and the T-15. Refer to Note 8 for more information. The December 31, 2012 balance has been retroactively adjusted to include the impact of the T-15.
[11]	Other revenues and expenses – We earned other revenues within our Nigerian service company of $0.1 million and $5.4 million for the three and nine months ended September 30, 2013 respectively and $8.5 million and $0.0 million for the three and nine months ended September 30, 2012 relating to certain services, including the provision of onshore and offshore personnel, which we provided to Seadrill’s West Polaris drilling rig that was operating in Nigeria during that period. Related operating expenses were $0.1 million and $5.1 million for the three and nine months ended September 30, 2013, respectively and $8.1 million and $0.0 million for the three and nine months ended September 30, 2012 respectively.